Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

On September 10, 2023, the Company exercised its option to purchase 649,750 unvested restricted shares of Lee McCarthy for a total consideration of $4,001, the initial purchase price of these shares.